Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Crude oil	$ 1,216	$ 486
NGLs	3,482	2,638
Refined products	291	463
Materials, supplies and equipment	1,787	1,654
Total inventory	$ 6,776	$ 5,241